Pensions and Other Post-retirement Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit pension plans	$ 326
Actuarial pension gains (losses)	(50)	$ (2)	$ (4)
Prior service credits for defined benefit pension plans included in accumulated other comprehensive income at the balance sheet date	0
Assets held in defined benefit plans in the Philippines, Taiwan and Thailand	$ 1
Defined benefit pension plan, estimated	5 years
Japan Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial pension gains (losses)	$ 57
Expected contribution for pension plan	$ 9
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation for securities	35.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation for securities	62.00%
Other Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation for securities	3.00%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan expected future benefit payments annual range	$ 6
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan expected future benefit payments annual range	$ 13